Going Concern and Management's Plans (Details) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 01, 2023	Apr. 30, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Jan. 06, 2024	Sep. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	May 15, 2023 EUR (€)	Apr. 21, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Mar. 31, 2022	Dec. 31, 2020 USD ($)
Going Concern and Management's Plans (Details) [Line Items]
Net loss			$ (16,348)	$ (466)	$ (26,772)		$ (4,803)	$ (36,284)		$ (18,933)
Shareholders’ equity/(deficit)			(47,015)	8,097	(47,015)		8,097	(20,829)		16,592			$ (28,421)			$ 10,762		$ (1,768)
Unrestricted cash on hand			3,886	$ 12,381	$ 3,886		$ 12,381	$ 2,987		18,027
Owned subsidiary description					As of December 31, 2022, the Company’s wholly owned subsidiary, Solis Bond Company DAC, was in breach of the three financial covenants under Solis’ Bond terms: (i) the minimum Liquidity Covenant that requires the higher of EUR 5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024.	As of December 31, 2022, the Company’s wholly owned subsidiary, Solis Bond Company DAC, was in breach of the three financial covenants under Solis’ Bond terms: (i) the minimum Liquidity Covenant that requires the higher of EUR 5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024.
Investment interest rate													105.00%				97.00%
Distribution amount (in Euro) | €		€ 10,000,000				€ 10,000,000			€ 10,000,000
Repayment amount (in Euro) | €		€ 10,000,000				€ 10,000,000			€ 10,000,000
Maturity term		Jan. 06, 2024						Jan. 06, 2024
Percentage of bondholders		1.00%						1.00%	1.00%
Amendment fee (in Euro) | €		€ 1,400,000							€ 1,400,000
Owned amount			159,000		$ 159,000							€ 150,000
Working Capital								$ 28,100		9,100
Asset (in Euro)			211,716		211,716			208,529		209,489
Redemption price percentage													107.50%
Solis Bond [Member]
Going Concern and Management's Plans (Details) [Line Items]
Net loss					(26,800)			$ (36,200)		$ (18,900)
Unrestricted cash on hand			$ 3,900		$ 3,900
Owned subsidiary description								On March 1, 2023, the Company announced that its wholly owned subsidiary, Solis Bond Company DAC, is in breach of the three financial covenants under Solis’ Bond terms.	On March 1, 2023, the Company announced that its wholly owned subsidiary, Solis Bond Company DAC, is in breach of the three financial covenants under Solis’ Bond terms.
Investment interest rate											6.50%
Forecast [Member]
Going Concern and Management's Plans (Details) [Line Items]
Bond holder percentage	49.00%
Subordinated loan (in Euro) | €														€ 14,000,000
Asset (in Euro) | €															€ 50,000,000
Forecast [Member] | Minimum [Member]
Going Concern and Management's Plans (Details) [Line Items]
Asset (in Euro) | €															€ 50,000,000